NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Note
Notes Payable, Total	$ 19,814,025	$ 19,890,410
Less deferred loan fees, net	(359,648)	(480,956)
Notes payable, net	19,454,377	19,409,454
Reven Housing Texas, LLC [Member]
Note
Notes Payable, Total	7,502,504	7,570,000
Reven Housing Tennessee, LLC [Member]
Note
Notes Payable, Total	3,908,829	3,917,530
Reven Housing Florida, LLC [Member]
Note
Notes Payable, Total	3,526,794	3,526,985
Reven Housing Florida 2, LLC [Member]
Note
Notes Payable, Total	$ 4,875,898	$ 4,875,895